Supplemental information (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental information
Summary of changes in non-working capital

Changes in non-cash working capital was comprised of the following:

	Year Ended
	Dec 31, 2019	Dec 31, 2018
Changes in:
Accounts receivable	48,913	(94,562)
Crude oil inventory	(1,638)	(10,646)
Prepaid expenses	(2,882)	(4,896)
Accounts payable and accrued liabilities	(137,209)	230,567
Income taxes payable	(31,994)	(1,651)
Working capital assumed in acquisitions	—	(58,841)
Initial recognition of IFRS 16 liability	—	(10,483)
Foreign exchange	2,590	(873)
Changes in non-cash working capital	(122,220)	48,615

Changes in non-cash operating working capital	(65,148)	(6,876)
Changes in non-cash investing working capital	(57,072)	55,491
Changes in non-cash working capital	(122,220)	48,615

Schedule of components of cash and cash equivalents

Cash and cash equivalents was comprised of the following:

	As at
	Dec 31, 2019	Dec 31, 2018
Cash on deposit with financial institutions	28,898	26,604
Guaranteed investment certificates	130	205
Cash and cash equivalents	29,028	26,809

Summary of wages and benefits

Wages and benefits included in operating expenses and general and administration expenses were:

	Year Ended
	Dec 31, 2019	Dec 31, 2018
Operating expense	77,868	66,095
General and administration expense	47,310	42,496
Wages and benefits	125,178	108,591

Summary of outstanding risk management positions

The following tables summarize Vermilion's outstanding risk management positions as at December 31, 2019:

				Weighted
				Average		Weighted		Weighted		Weighted
			Bought Put	Bought Put	Sold Call	Average Sold	Sold Put	Average Sold	Swap	Average Swap
	Unit	Currency	Volume	Price	Volume	Call Price	Volume	Put Price	Volume	Price
Dated Brent
Q1 2020	bbl	USD	3,000	62.25	3,000	67.39	3,000	55.58	—	—
Q2 2020	bbl	USD	3,000	62.25	3,000	67.39	3,000	55.58	—	—
WTI
Q1 2020	bbl	USD	9,750	54.18	6,000	60.95	9,750	46.23	1,500	59.17
Q2 2020	bbl	USD	7,250	53.07	4,000	60.23	7,250	44.86	—	—
Q3 2020	bbl	USD	500	57.00	500	61.25	500	52.00	—	—
Q4 2020	bbl	USD	500	57.00	500	61.25	500	52.00	—	—
AECO
Q1 2020	mcf	CAD	10,426	1.58	10,426	2.56	—	—	—	—
Q2 2020	mcf	CAD	—	—	—	—	—	—	10,426	1.39
Q3 2020	mcf	CAD	—	—	—	—	—	—	10,426	1.39
Q4 2020	mcf	CAD	—	—	—	—	—	—	3,513	1.39
AECO Basis (AECO less NYMEX Henry Hub)
Q1 2020	mcf	USD	—	—	—	—	—	—	32,500	(0.94)
Q2 2020	mcf	USD	—	—	—	—	—	—	52,500	(1.12)
Q3 2020	mcf	USD	—	—	—	—	—	—	50,000	(1.12)
Q4 2020	mcf	USD	—	—	—	—	—	—	36,739	(1.11)
Q1 2021	mcf	USD	—	—	—	—	—	—	30,000	(1.11)
Q2 2021	mcf	USD	—	—	—	—	—	—	45,000	(1.08)
Q3 2021	mcf	USD	—	—	—	—	—	—	45,000	(1.08)
Q4 2021	mcf	USD	—	—	—	—	—	—	35,054	(1.09)
Q1 2022	mcf	USD	—	—	—	—	—	—	30,000	(1.10)
Q2 2022	mcf	USD	—	—	—	—	—	—	35,000	(1.09)
Q3 2022	mcf	USD	—	—	—	—	—	—	35,000	(1.09)
Q4 2022	mcf	USD	—	—	—	—	—	—	11,793	(1.09)
NYMEX Henry Hub
Q1 2020	mcf	USD	10,000	2.75	10,000	3.10	10,000	2.25	—	—

				Weighted
				Average		Weighted		Weighted		Weighted
			Bought Put	Bought Put	Sold Call	Average Sold	Sold Put	Average Sold	Swap	Average Swap
	Unit	Currency	Volume	Price	Volume	Call Price	Volume	Put Price	Volume	Price
NBP
Q1 2020	mcf	EUR	49,135	5.27	49,135	5.83	49,135	3.98	—	—
Q2 2020	mcf	EUR	41,765	5.21	41,765	5.53	41,765	3.83	—	—
Q3 2020	mcf	EUR	41,765	5.21	41,765	5.52	41,765	3.83	—	—
Q4 2020	mcf	EUR	61,419	5.28	63,875	5.77	61,419	3.90	—	—
Q1 2021	mcf	EUR	54,048	5.44	56,505	5.85	54,048	3.94	—	—
Q2 2021	mcf	EUR	46,678	5.42	46,678	5.80	46,678	3.92	—	—
Q3 2021	mcf	EUR	46,678	5.42	46,678	5.77	46,678	3.92	—	—
Q4 2021	mcf	EUR	54,048	5.44	54,048	5.72	54,048	3.94	—	—
Q1 2022	mcf	EUR	19,654	5.42	19,654	6.30	19,654	3.79	—	—
Q2 2022	mcf	EUR	12,284	5.33	12,284	6.03	12,284	3.60	—	—
NBP Basis (NBP less NYMEX Henry Hub)
Q1 2020	mcf	USD	17,500	2.74	17,500	3.99	—	—	—	—
Q2 2020	mcf	USD	15,000	2.61	15,000	3.98	—	—	—	—
Q3 2020	mcf	USD	15,000	2.61	15,000	3.98	—	—	—	—
Q4 2020	mcf	USD	10,000	3.24	10,000	3.98	—	—	—	—
TTF
Q1 2020	mcf	EUR	7,370	5.37	7,370	6.25	7,370	3.81	—	—
Q2 2020	mcf	EUR	13,512	5.36	9,827	6.15	13,512	3.73	4,913	5.54
Q3 2020	mcf	EUR	13,512	5.36	9,827	6.15	13,512	3.73	3,258	5.45
Q4 2020	mcf	EUR	7,370	5.37	7,370	6.25	7,370	3.81	—	—
TTF Basis (TTF less NYMEX Henry Hub)
Q2 2020	mcf	USD	2,500	3.50	2,500	4.00	—	—	5,000	3.21
Q3 2020	mcf	USD	2,500	3.50	2,500	4.00	—	—	5,000	3.21

Cross Currency Interest Rate		Receive Notional Amount		Receive Rate	Pay Notional Amount		Pay Rate
Swap	Jan 2020 - Mar 2025	300,000,000	USD	5.625%	265,048,910	EUR	3.275%
Swap	Q1 2020	1,735,895,470	USD	LIBOR + 1.70%	2,304,900,000	CAD	CDOR + 1.25%

VET Equity Swaps					Initial Share Price		Share Volume
Swap	Jan 2020 - Sep 2021				20.9788	CAD	2,250,000
Swap	Jan 2020 - Oct 2021				22.4587	CAD	1,500,000

Summary of sold option instruments counterparties

					Weighted		Weighted		Weighted
			Option		Average		Average		Average		Weighted
Period if Option			Expiration	Bought Put	Bought Put	Sold Call	Sold Call	Sold Put	Sold Put	Swap	Average
Exercised	Unit	Currency	Date	Volume	Price	Volume	Price	Volume	Price	Volume	Swap Price
Dated Brent
Feb 2020 - Jan 2021	bbl	USD	28-Jan-20	—	—	—	—	—	—	500	63.00
Feb 2020 - Jan 2021	bbl	USD	31-Jan-20	—	—	—	—	—	—	3,000	62.00
Mar 2020 - Feb 2021	bbl	USD	28-Feb-20	—	—	—	—	—	—	4,500	62.71
Apr 2020 - Mar 2021	bbl	USD	31-Mar-20	—	—	—	—	—	—	3,500	63.32
Apr 2020 - Mar 2021	bbl	USD	31-Mar-20	1,000	64.00	1,000	69.00	1,000	59.00	—	—
May 2020 - Apr 2021	bbl	USD	30-Apr-20	—	—	—	—	—	—	4,000	62.63
NBP
Oct 2020 - Jun 2022	mcf	EUR	30-Jun-20	—	—	—	—	—	—	2,457	5.86
Jan 2021 - Sep 2022	mcf	EUR	30-Jun-20	—	—	—	—	—	—	2,457	5.86
Jan 2021 - Sep 2022	mcf	USD	30-Jun-20	—	—	—	—	—	—	2,457	6.45
Jan 2022 - Dec 2022	mcf	USD	30-Jun-20	—	—	—	—	—	—	9,827	6.45
Oct 2020 - Jun 2022	mcf	EUR	30-Sep-20	—	—	—	—	—	—	2,457	6.15